Risk/Return Detail Data - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO	Apr. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Intermediate Treasury Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Intermediate Treasury Bond Index Fund seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions , which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47 % of the average value of its portfolio.
Portfolio Turnover, Rate	47.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Bloomberg U.S. 5-10 Year Treasury Bond Index. The index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities between five and ten years. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally maintaining a dollar-weighted average maturity that generally is expected to be between five and 10 years, consistent with that of the index. Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg U.S. 5-10 Year Treasury Bond Index using a smaller number of securities.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	* The initial offering of Fidelity® Intermediate Treasury Bond Index Fund (formerly Institutional Premium Class) took place on October 4, 2017. Returns prior to October 4, 2017 are those of the former Premium Class and have not been restated to reflect current fees.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Bar Chart, Year to Date Return	3.66%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2020
Highest Quarterly Return	8.91%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(5.97%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund | Fidelity Intermediate Treasury Bond Index Fund
Risk/Return:
Management fee	0.03%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.03%
1 year	$ 3
3 years	10
5 years	17
10 years	$ 39
2015	1.67%
2016	0.96%
2017	2.28%
2018	1.24%
2019	7.25%
2020	9.10%
2021	(3.00%)
2022	(12.73%)
2023	4.06%
2024	0.40%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund | Return Before Taxes | Fidelity Intermediate Treasury Bond Index Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	0.40%
Past 5 years	(0.71%)
Past 10 years	0.96%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund | After Taxes on Distributions | Fidelity Intermediate Treasury Bond Index Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(0.88%)
Past 5 years	(1.62%)
Past 10 years	0.02%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund | After Taxes on Distributions and Sales | Fidelity Intermediate Treasury Bond Index Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	0.39%
Past 5 years	(0.84%)
Past 10 years	0.39%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund | LB143
Risk/Return:
Label	Bloomberg U.S. 5-10 Year Treasury Bond Index
Past 1 year	0.22%
Past 5 years	(0.70%)
Past 10 years	1.01%
FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity Intermediate Treasury Bond Index Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%